CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 77,275	$ 66,895
Restricted cash		2,812
Accounts receivable, net	9,225	6,502
Inventories	8,884	8,841
Prepaid expenses	1,214	1,234
Due from related parties	17,970	34,007
Other current assets	5,182	5,708
Total current assets	119,750	125,999
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $743,924 (2017: $763,190)	2,480,329	2,795,971
Deferred charges, net	13,031	8,962
Investments in affiliates	7,363	5,998
Other non-current assets	59,369	49,466
Total non-current assets	2,560,092	2,860,397
Total assets	2,679,842	2,986,396
CURRENT LIABILITIES
Accounts payable	10,477	11,371
Accrued liabilities	11,770	15,226
Current portion of long-term debt, net	113,777	2,329,601
Accumulated accrued interest, current portion	35,782
Unearned revenue	19,753	22,853
Other current liabilities	31,142	788
Total current liabilities	222,701	2,379,839
LONG-TERM LIABILITIES
Long-term debt, net	1,508,108
Accumulated accrued interest, net of current portion	200,574
Unearned revenue, net of current portion	41,730	56,159
Other long-term liabilities	15,876	1,693
Total long-term liabilities	1,766,288	57,852
Total liabilities	1,988,989	2,437,691
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2018 and December 31, 2017)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2018 and December 31, 2017. 213,324,455 issued and outstanding as of December 31, 2018 and 109,799,352 as of December 31, 2017)	2,133	1,098
Additional paid-in capital	725,581	546,898
Accumulated other comprehensive loss	(118,710)	(114,076)
Retained earnings	81,849	114,785
Total stockholders' equity	690,853	548,705
Total liabilities and stockholders' equity	$ 2,679,842	$ 2,986,396